STOCK (Details 1)	6 Months Ended
Oct. 31, 2022 $ / shares
Volatility	323.00%
Exercise price	$ 0.003
Expected Remaining Term	5 years
Annual Rate of Quarterly Dividends	0.00%
Minimum [Member]
Stock Price	$ 0.0016
Risk Free Interest Rate	2.88%
Maximum [Member]
Stock Price	$ 0.00165
Risk Free Interest Rate	2.96%